Leases - Cash Paid For Amounts Included In Measurement Of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Interest paid on finance leases	$ 3,470	$ 3,877